Related Party Balances and Transactions	6 Months Ended
Sep. 30, 2024
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 11 – RELATED PARTY BALANCES AND TRANSACTIONS

On August 26, 2021, the Company entered into a loan agreement with Webao Limited, the majority shareholder of the Company, for a loan of US$2.0 million with a 0% annual interest rate. The loan term is 1 year. On August 26, 2022, both the Company and Webao Limited entered into a Deferred Repayment Agreement to extend the loan term one more year to August 27, 2023 and the annual interest rate remained 0%. On August 26, 2023, the loan agreement was extended one more year to August 27, 2024 and the annual interest rate remained 0%. On August 26, 2024, the loan agreement was extended one more year to August 27, 2025 and the annual interest rate remained 0%. As of September 30, 2024 and March 31, 2024, the balance of amount due to related parties was US$2.0 million, respectively.